Risk management and financial instruments - Interest Rate Risk Management (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - liabilities	$ 149.6		$ 84.2
Unrealized loss on derivative instrument	(74.1)	$ (8.0)
Interest Rate Swap
Derivative [Line Items]
Outstanding principal	3,475.0		3,507.2
Loss recognized	98.0	33.6
Unrealized loss on derivative instrument	(74.0)	(8.7)
Realized loss on derivative instrument	(24.0)	$ (24.9)
Seadrill and Subsidiaries
Derivative [Line Items]
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding - liabilities	$ (6.5)		$ 2.2